Thrivent Mutual Funds

Supplement to the Statement of Additional Information

dated February 28, 2018

Effective October 31, 2018, Gregory R. Anderson, CFA and Matthew D. Finn, CFA have been named as portfolio managers of Thrivent Balanced Income Plus Fund and Thrivent Diversified Income Plus Fund, and Reginald L. Pfeifer, CFA and John T. Groton, Jr, CFA. are no longer portfolio managers for the Funds. Stephen D. Lowe, CFA, Mark L. Simenstad, CFA, and Noah J. Monsen, CFA will continue to serve as portfolio managers of the Funds.

In the “Investment Adviser, Investment Subadvisers and Portfolio Managers” section, the table under the heading “Thrivent Asset Mgt. Portfolio Managers – Other Accounts Managed by the Thrivent Asset Mgt. Portfolio Managers” is revised to include updated information for Mr. Anderson and Mr. Finn as of September 28, 2018.

	Other Registered Investment Companies (1)		Other Accounts
Portfolio Manager	# of Accounts Managed	Assets Managed	# of Accounts Managed	Assets Managed
Gregory R. Anderson	5	$1,282,339,217	3	$7,529,487,317
Matthew D. Finn	1	$632,882,488	2	$154,088,871

(1)

The “Other Registered Investment Companies” represent series of Thrivent Series Fund, Inc., which have substantially similar investment objectives and policies as the Fund(s) managed by the portfolio manager listed.

In the “Investment Adviser, Investment Subadvisers and Portfolio Managers” section, the table under the heading “Thrivent Asset Mgt. Portfolio Managers – Ownership in the Funds” is revised to include updated information for Mr. Anderson and Mr. Finn as of September 28, 2018.

Portfolio Manager	Fund	Fund Ownership	Portfolio (1)	Portfolio Ownership	Ownership in Fund Complex (2)
Gregory R. Anderson	Thrivent Balanced Income Plus Fund	None	Thrivent Balanced Income Plus Portfolio	None	$500,001- $1,000,000

	Thrivent Diversified Income Plus Fund	None	Thrivent Diversified Income Plus Portfolio	None

	Thrivent Government Bond Fund	None	Thrivent Government Bond Portfolio	None

	Thrivent Limited Maturity Bond Fund	$100,001- $500,000	Thrivent Limited Maturity Bond Portfolio	None

	Thrivent Multidimensional Income Fund	None	Thrivent Multidimensional Income Portfolio	None

	Thrivent Opportunity Income Plus Fund	None	Thrivent Opportunity Income Plus Portfolio	None

Portfolio Manager	Fund	Fund Ownership	Portfolio (1)	Portfolio Ownership	Ownership in Fund Complex (2)
Matthew D. Finn	Thrivent Balanced Income Plus Fund	None	Thrivent Balanced Income Plus Portfolio	None	$500,001- $1,000,000

	Thrivent Diversified Income Plus Fund	None	Thrivent Diversified Income Plus Portfolio	None

	Thrivent Small Cap Stock Fund	$500,001- $1,000,000	Thrivent Small Cap Stock Portfolio	None

(1)

Each Portfolio listed is a series of Thrivent Series Fund, Inc., is managed by the same portfolio manager(s) and has substantially similar investment objectives and policies to the corresponding Fund listed.

(2)	Ownership in Fund Complex includes investments in Thrivent Mutual Funds and Thrivent Series Fund, Inc.

The date of this Supplement is October 31, 2018.

Please include this Supplement with your Statement of Additional Information.

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